Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income	¥ 756,857	¥ 707,600	¥ 648,551
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization (Note 8)	1,880,293	1,899,245	1,910,698
Impairment losses	5,738	5,416	9,555
Deferred taxes (Note 11)	3,433	11,959	132,273
Goodwill and other intangible asset impairments (Note 8)	6,187	31,341	5,470
Losses on disposals of property, plant and equipment	98,317	106,215	85,452
Gains on sales of property, plant and equipment	(33,119)	(18,469)	(31,083)
Gains resulting from the exchange of rights (Note 8)	(59,996)
Equity in (earnings) losses of affiliated companies (Note 6)	50,792	16,093	7,552
(Increase) decrease in notes and accounts receivable, trade	17,415	(119,381)	(175,606)
(Increase) decrease in inventories (Note 5)	(38,913)	(2,139)	(13,353)
(Increase) decrease in other current assets	(16,658)	(90,565)	(9,877)
Increase (decrease) in accounts payable, trade and accrued payroll	66,032	(81,297)	23,499
Increase (decrease) in accrued consumption tax	(11,621)	7,236	7,975
Increase (decrease) in accrued interest	(1,555)	(1,089)	(973)
Increase (decrease) in advances received	37,691	(9,770)	(17,330)
Increase (decrease) in accrued taxes on income	20,909	28,449	(10,883)
Increase (decrease) in other current liabilities	(20,351)	4,489	17,873
Increase (decrease) in liability for employees' retirement benefits	42,964	26,476	(19,382)
Increase (decrease) in other long-term liabilities	(33,122)	(50,234)	(36,923)
Other	(43,389)	(17,893)	(25,189)
Net cash provided by operating activities	2,727,904	2,453,682	2,508,299
Cash flows from investing activities:
Payments for property, plant and equipment	(1,486,651)	(1,538,115)	(1,395,087)
Payments for intangibles	(416,583)	(446,588)	(458,176)
Proceeds from sales of property, plant and equipment	50,625	38,929	64,789
Payments for purchases of non-current investments	(50,517)	(35,309)	(59,400)
Proceeds from sales and redemptions of non-current investments	15,444	19,812	14,756
Acquisitions of subsidiaries, net of cash acquired	(211,195)	(38,490)	(47,632)
Payments for purchases of short-term investments	(60,485)	(682,359)	(1,181,657)
Proceeds from redemptions of short-term investments	92,396	936,211	1,048,024
Other	(39,840)	(30,344)	43,137
Net cash used in investing activities	(2,106,806)	(1,776,253)	(1,971,246)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 9)	637,253	402,271	680,055
Payments for settlement of long-term debt (Note 9)	(735,894)	(675,295)	(719,232)
Proceeds from issuance of short-term debt (Note 9)	4,872,714	3,015,099	1,261,125
Payments for settlement of short-term debt (Note 9)	(4,713,795)	(3,029,279)	(1,520,909)
Dividends paid	(186,174)	(183,405)	(167,980)
Proceeds from sale of (payments for acquisition of) treasury stock, net (Note 13)	(406,680)	(150,033)	(381,869)
Acquisition of treasury stock by subsidiary	(5,834)	(15,558)	(2,914)
Other	(84,030)	(108,981)	(96,334)
Net cash used in financing activities	(622,440)	(745,181)	(948,058)
Effect of exchange rate changes on cash and cash equivalents	24,372	9,042	(4,010)
Net increase (decrease) in cash and cash equivalents	23,030	(58,710)	(415,015)
Cash and cash equivalents at beginning of year	961,433	1,020,143	1,435,158
Cash and cash equivalents at end of year (Note 4)	984,463	961,433	1,020,143
Cash paid during the year for:
Interest	48,836	55,200	58,683
Income taxes, net	462,349	433,344	449,405
Noncash investing and financing activities:
Capital lease obligations incurred during the year	14,933	24,022	20,299
Cancellation of treasury stock (Note 13)	818,209		566,551
Assets acquired through exchange of rights (Note 8)	¥ 62,221